STATEMENT OF CASH FLOWS	2 Months Ended
Dec. 31, 2020 USD ($)
Cash flow from operating activities:
Net loss	$ (18,950)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	15,450
Net cash used in operating activities	(3,500)
Cash flows from financing activities:
Proceeds from sale of Class B common stock	25,000
Proceeds from promissory note payable	100,000
Payments of deferred offering costs	(96,500)
Net cash provided by financing activities	28,500
Net change in cash	25,000
Cash at the end of the period	25,000
Noncash financing activities:
Deferred offering costs included in accounts payable	$ 50,134